Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Global Macro Fund

Fabian Degen has been added as a portfolio manager of the fund and, together with Henning Potstada, Christoph-Arend Schmidt and Stefan Flasdick, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Global Macro Fund under the “Part I: Appendix I-D – Portfolio Management” section of the fund’s Statement of Additional Information. The information for Fabian Degen is provided as of December 31, 2020 and the information for Henning Potstada, Christoph-Arend Schmidt and Stefan Flasdick is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Henning Potstada	$0	$0
Christoph-Arend Schmidt	$0	$0
Stefan Flasdick	$0	$0
Fabian Degen	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Henning Potstada	0	$0	0	$0
Christoph-Arend Schmidt	0	$0	0	$0
Stefan Flasdick	0	$0	0	$0
Fabian Degen	0	$0	0	$0

March 16, 2021

SAISTKR21-08

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Henning Potstada	3	$1,795,453,398	0	$0
Christoph-Arend Schmidt	3	$2,559,904,471	0	$0
Stefan Flasdick	1	$32,287,524	0	$0
Fabian Degen	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Henning Potstada	4	$1,584,656,664	0	$0
Christoph-Arend Schmidt	0	$0	0	$0
Stefan Flasdick	1	$19,782,760	0	$0
Fabian Degen	0	$0	0	$0

Please Retain This Supplement for Future Reference

March 16, 2021

SAISTKR21-08